Risk management, derivative instruments and concentrations of risk - Cash flow hedge accounting (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Gain (loss) on interest rate swaps in cash flow hedging relationships:
Reclassification from accumulated other comprehensive income included in hedge effectiveness			$ 1,810	$ (112)
Reclassification from accumulated other comprehensive income included in hedge effectiveness, tax	$ 0	$ 0	0	0
Amortization of amount excluded from hedge effectiveness, tax	0	0	0	0
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach			512	475
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, tax	53	54	129	117
Settlement of cash flow hedge, tax		0		0
Total gains (losses) on derivative instruments, tax	53	54	129	117
Interest Expense [Member]
Gain (loss) on interest rate swaps in cash flow hedging relationships:
Reclassification from accumulated other comprehensive income included in hedge effectiveness	(1,022)	(113)	(1,810)	(112)
Amortization of amount excluded from hedge effectiveness	235	224	400	468
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach	(256)	(248)	(512)	(475)
Settlement of cash flow hedge		0		199
Total gains (losses) on derivative instruments	$ (1,043)	$ (137)	$ (1,922)	$ 80